Subsidiary undertakings and related party transactions	12 Months Ended
Mar. 31, 2019
Subsidiary undertakings and related party transactions
Subsidiary undertakings and related party transactions

27.         Subsidiary undertakings and related party transactions

The following are the principal subsidiary undertakings of Ryanair Holdings plc:

		Registered	Nature of
Name	% Held	Office	Business

Ryanair (DAC)	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair Sun S.A.	100	21 Cybernetyki street, 02-677 Warsaw, Poland	Airline operator
Laudamotion GmbH	100	Concorde Business Park 2/F/10, Schwechat, 2320 Austria	Airline operator

Information regarding all other subsidiaries will be filed with the Company’s next Irish Annual Return as provided for by Section 316(1) of the Irish Companies Act, 2014.

In accordance with the basis of consolidation policy, as described in Note 1 of these consolidated financial statements, the subsidiary undertaking referred to above have been consolidated in the financial statements of Ryanair Holdings plc for the years ended March 31, 2019, 2018 and 2017.

The total amount of remuneration paid to senior key management (defined as the Executive team reporting to the Board of Directors, as set out on page 63, together with all Non-Executive Directors) amounted to €13.4m in the fiscal year ended March 31, 2019 (2018: €10.7m; 2017: €11.4m), the majority of which comprises short-term employee benefits.

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Basic salary and bonus	8.0	6.7	7.5
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.7	0.7	0.6
Share-based compensation expense	4.5	3.1	3.1
	13.4	10.7	11.4